Note 2 - Summary of Significant Accounting Policies (Details) - Computation of Basic and Diluted Net Loss Per Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Numerator:
Net loss	$ (825,176)	$ (69,942)	$ (1,852,301)	$ (2,830,047)
Preferred deemed dividend and preferred stock dividend			(18,927)	(1,028,609)
Less: Net loss allocated to participating securities	8	960	6,005	12,503
	$ (825,168)	$ (83,436)	$ (1,865,223)	$ (3,846,153)
Denominator:
Weighted-average shares outstanding (in Shares)	328,001,069	132,940,312	204,471,018	69,477,915
Weighted-average unvested restricted shares outstanding (in Shares)	3,322	1,512,311	(656,121)	(306,958)
Denominator for basic net loss per share (in Shares)	327,997,747	131,428,001	203,814,897	69,170,957
Basic net loss per share attributable to common stockholders (in Dollars per share)	$ 0.00	$ 0.00	$ (0.01)	$ (0.06)